STOCK OPTIONS	12 Months Ended
May. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS
7.	STOCK OPTIONS

Prior to January 22, 2004, all options were issued as “stand alone” options. On January 22, 2004, the Board approved the Protalex, Inc. 2003 Stock Option Plan., and on October 25, 2005, the stockholders approved an amendment to the Protalex, Inc. 2003 Stock Option Plan to increase the authorized number of shares under the Plan from 300,000 to 900,000 which provides for incentive and non-qualified stock options to purchase a total of 900,000 shares of Common Stock. Under the terms of the plan, incentive options may not be granted at exercise prices less than the fair market value of the Common Stock at the date of the grant and non-qualified options shall not be granted at exercise prices equal to less than 85% of the fair market value of Common Stock at the date of the grant. Beginning January 1, 2005, all stock options are granted at fair market value. Vesting generally occurs ratably over forty eight months and is exercisable over a period no longer than ten years after the grant date. As of May 31, 2015, options to purchase 3,807,543 shares of Common Stock were outstanding, of which 27,000 were issued and 800 were exercised under the Company’s 2003 Stock Option Plan and the remaining 3,780,543 were issued and 400 were exercised as standalone options. As of May 31, 2015, options to purchase 3,524,209 shares of Common Stock are exercisable.

The 1,000,000 options issued during the year ended May 31, 2013 are ten year options with exercise prices ranging from $1.05 to 1.39 per share. Some of these options vested 50% upon issuance and the remainder vest on their one year anniversary. Some options vest ratably over 2 years while some vest upon the achievement of certain benchmarks. The options issued during the year ended May 31, 2013 have been valued at $1,771,750 for which $735,667 of compensation expense has been recorded. The balance of the option expense recorded during the year ended May 31, 2013 is related to options issued in prior years.

The 1,300,000 options issued during the year ended May 31, 2014 consisted of five year and ten year options with exercise prices ranging from $8.40 to $9.00 per share. Some of these options vested 50% upon issuance and the remainder vest on their one year anniversary. Some options vest ratably over 2 years while some vest upon the achievement of certain benchmarks. The options issued during the year ended May 31, 2014 have been valued at $9,385,000 for which $5,789,996 of compensation expense has been recorded. The balance of the option expense recorded during the year ended May 31, 2014 is related to options issued in prior years.

A summary of the Common Stock option activity for employees, directors, officers and consultants as of May 31, 2015 and for the three years then ended is as follows:

	Shares	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Years)
Outstanding at May 31, 2012	2,268,927	1.27	7.65
Granted	1,000,000	1.22	10
Exercised	0	0	0
Forfeited	0	0	0
Expired	(211,385)	7.52	0
Outstanding at May 31, 2013	3,057,542	1.09	8.08
Granted	1,300,000	8.51	5.83
Exercised	0	0	0
Forfeited	0	0	0
Expired	(40,000)	7.50	0
Outstanding May 31, 2014	4,317,543	3.26	6.67
Granted	600,000	6.74	5
Exercised	0	0	0
Forfeited	(1,110,000)	2.46	0
Outstanding at May 31, 2015	3,807,543	4.04	5.76
Exercisable at May 31, 2015	3,524,209

The outstanding and exercisable stock options as of May 31, 2015 and 2014 had an intrinsic value of $9,043,243 and $20,782,678, respectively.

The 600,000 options issued during the year were issued at an exercise price that was equal to the market price at the time the options were granted.

The following summarizes certain information regarding stock options at May 31, 2015:

	Total			Exercisable
Exercise Price Range	Number	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Number	Weighted Average Exercise Price	Weighted Average Remaining Life (years)
$0.00 – 1.00	930,543	$0.36	5.17	930,543	$0.36	5.17
$1.01 – 5.00	1,150,000	$1.11	6.88	1,150,000	$1.11	6.88
$5.01 – 10.00	1,700,000	$7.89	5.40	1,416,667	$7.89	6.05
$10.01 – 15.00	27,000	$14.19	.89	27,000	$14.19	.89
	3,807,543	$4.04	5.76	3,524,209	$3.74	4.75